VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

MAP II (HR 10)

GROUP INSTALLMENT VARIABLE ANNUITY CONTRACTS

(THE “CONTRACT” OR “CONTRACTS”)

issued to

Contracts Designed for Retirement Plans that Qualify Under Section 401 of the Tax Code, Contracts Designed for Retirement Plans Established by Self-Employed Individuals Under
Section 401 of the Tax Code,

Simplified Employee Pension Contracts Under Section 408(k) of the Tax Code

and

Group Individual Retirement Annuity Contracts Under Section 408(b) of the Tax Code

UPDATING SUMMARY PROSPECTUS

May 1, 2026

____________________________________________________________________________

The group installment variable annuity contract is described in this updating summary Prospectus (“summary Prospectus”): the Contract designed for retirement plans that qualify under Section 401 of the Tax Code (“Corporate 401 Contract”); the Contract designed for retirement plans established by self-employed individuals under Tax Code Section 401 (“HR 10 Contract”); Simplified Employee Pension (“SEP”) the Contract under Tax Code Section 408(k) (“SEP Contract”); and group individual retirement annuity (“IRA”) the Contract that qualify under Section 408(b) of the Tax Code (“Group IRA Contract”). The Company no longer issues the classes of Contract described in this Prospectus or accepts new IRA participants under the Contract. This summary Prospectus describes the Contract applicable to existing Contract Holders.

The full Contract prospectus contains more information about the Contract, including the features, benefits, and risks. You can find the current Prospectus and other information about the Contract online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA01718. You can also obtain this information at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

Additional general information about certain investment products, including variable annuities and fixed interest options with market value adjustments, has been prepared by the U.S. Securities and Exchange Commission’s staff and is available at Investor.gov.

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved this Contract or passed upon the adequacy of this summary Prospectus. Any representation to the contrary is a criminal offense.

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SPECIAL TERMS USED IN THIS SUMMARY PROSPECTUS

The following are some of the important terms used throughout this summary Prospectus that have special meaning.

Account Value: The value of: (1) amounts allocated to the Fixed Interest Options, including interest earnings to date; less (2) any deductions from the Fixed Interest Options (e.g., withdrawals and fees); and plus (3) the current dollar value of amounts allocated to the Subaccounts of Variable Annuity Account C, which includes investment performance and fees deducted from the Subaccounts.

Contract or Contracts: The group installment variable annuity Contract offered by your Plan Sponsor as a funding vehicle for your retirement plan.

Contract Holder: The person to whom we issue the Contract. Generally, the Plan Sponsor or a trust. We may also refer to the Contract Holder as the Contract Owner.

Contract Year: For the HR 10 Contract issued before June 1, 1992, and the period of 12 months is measured from the Contract’s effective date or from any anniversary of such effective date for all Corporate 401, SEP and Group IRA Contract. For the HR 10 Contract issued on and after June 1, 1992, or in some states at a later date following regulatory approval, the period of 12 months is measured from the date the first Purchase Payment is applied to the Contract or from any anniversary of such date.

Corporate 401 Contract: A Contract designed for retirement plans that qualify under Section 401 of the Tax Code.

Customer Service: The location from which we service the Contracts. The mailing address and telephone number of Customer Service is Defined Contributions Administration, P.O. Box 990063, Hartford, CT 06199-0063, 1-800-584-6001.

Fixed Interest Options: The Guaranteed Accumulation Account and the Fixed Account are Fixed Interest Options that may be available during the Accumulation Phase under some classes of the Contract. Amounts allocated to the Guaranteed Accumulation Account are deposited in a nonunitized separate account established by the Company. Amounts allocated to the Fixed Interest Options are held in the Company’s General Account which supports insurance and annuity obligations.

Fund(s): The underlying mutual Funds in which the Subaccounts invest.

General Account: The account that contains all of our assets other than those held in Variable Annuity Account C or one of our other separate accounts.

Group IRA Contract: A Contract designed for retirement plans funding group individual retirement annuity contracts qualifying for beneficial tax treatment under Section 408(b) of the Tax Code.

HR 10 Contract: A Contract designed for retirement plans sponsored by self-employed individuals eligible to establish an HR 10 plan for their employees under Tax Code Section 401.

Investor (also “you” or “participant”): The individual who participates in the Contract through a retirement plan.

MVA: A Market Value Adjustment applicable to amounts removed from the Guaranteed Accumulation Account (GAA) prior to the end of a Guaranteed Term.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Purchase Payment: Collectively, the initial purchase payment and any additional purchase payment.

SEP Contract: A Contract designed for retirement plans funding simplified employee pension contracts qualifying for beneficial tax treatment under Tax Code Section 408(k).

Subaccount: Division(s) of Variable Annuity Account C that are investment options under the Contract. Each Subaccount invests in a corresponding underlying mutual Fund.

Tax Code: The Internal Revenue Code of 1986, as amended.

VRIAC, the Company, we, us and our: Voya Retirement Insurance and Annuity Company, a stock company domiciled in Connecticut, that issues the Contract described in this summary Prospectus.

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Variable Annuity Account C, the Separate Account: Voya Variable Annuity Account C, a segregated asset account established by us to fund the variable benefits provided by the Contract. The Variable Annuity Account C is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and it also meets the definition of “separate account” under the federal securities laws.

Variable Investment Options: The Subaccounts of Variable Annuity Account C. Each one invests in a specific mutual Fund.

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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?

Yes. If the Investor withdraws money from the Contract within ten (10) Contract Years, the Investor can be assessed an early withdrawal charge equal to a maximum of 5% of the amount withdrawn.

For example, if you make an early withdrawal from the Corporate 401 Contract, you could pay a surrender charge of up to $5,000 on a $100,000 investment. This loss will be greater if there is a negative Market Value Adjustment, taxes, or tax penalties.

If all or a portion of your Account Value is removed from the Guaranteed Accumulation Account before the end of a Guaranteed Term, we will apply a Market Value Adjustment, which may be negative and could cause a potential loss of up to 100% of your Account Value in the GAA. For example, you allocate $100,000 to the GAA with a 3-year Guaranteed Term and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a surrender charge, taxes, and tax penalties. A (“MVA”) may apply if you withdraw or transfer Account Value from the GAA, or upon payments due to the death of the participant, if paid more than six months following death (or disability, if applicable).

See “FEE TABLE - Transaction Expenses,” “FEE TABLE - Adjustments,” “CHARGES, FEES AND ADJUSTMENTS - Transaction Fees - Early Withdrawal Charge,” and “CHARGES, FEES AND ADJUSTMENTS - Market Value Adjustments” in the full Contract prospectus.

Are There Transaction Charges?

Yes.

•    In addition to the early withdrawal charge and Market Value Adjustments, the Investor may also be charged for other transactions.

•    For transferring or reallocating Account Value among the investment options; and Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate.

See “FEE TABLE - Transaction Expenses” and “CHARGES, FEES AND ADJUSTMENTS” in the full Contract prospectus.

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FEES AND EXPENSES (continued from previous page)
Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	1.19%[1,2]	1.50% [1,2]
	HR 10 Contracts (Portfolio Company fees and expenses)	0.53%[3]	0.95%[3]
	SEP Contract (Portfolio Company fees and expenses)	0.53%[3]	0.95%[3]
	Group IRA Contract Portfolio Company fees and expenses)	0.53%[3]	0.95%[3]
	Corporate 401 Contract (Portfolio Company fees and expenses)	0.53%[3]	0.95%[3]

[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge (1.25% for HR 10 Contract, SEP Contract and Group IRA Contract and 1.19% for Corporate 401 Contract), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit; (2) an administrative expense charge of up to 0.25%; and (3) a $30 annual maintenance fee converted to an annual percentage equal to 0.000755455%. The maximum base contract expenses reflect an administration expense charge imposed on HR 10 Contract issued after May 1, 1984, equal to 0.25% annually of the Account Value invested in the Subaccounts. The annual maintenance fee is not applied to amounts held under Group IRA certificates and may be reduced or waived in certain circumstances for the other Contract. The minimum amount reflects these reductions or waivers, while the maximum amount does not. Additionally, the minimum amount reflects the lower mortality and expense risk charge for Corporate 401 Contract and the maximum amount reflects the higher mortality and expense risk charge for the other Contracts. See “CHARGES, FEES AND ADJUSTMENTS - Periodic Fees and Charges” in the full Contract prospectus.
[3]	As a percentage of the Portfolio Company’s net assets. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.
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FEES, EXPENSES AND ADJUSTMENTS (continued from previous page)
Are There Ongoing Fees and Expenses?

Yes. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative Market Value Adjustments that substantially increase costs.

	Lowest Annual Cost Estimate HR 10 Contract: $1,598	Highest Annual Cost Estimate: HR 10 Contract: $2,130
	Lowest Annual Cost Estimate SEP Contract: $1,639	Highest Annual Cost Estimate SEP Contract: $1,777
	Lowest Annual Cost Estimate Group IRA Contract: $1,590	Highest Annual Cost Estimate Group IRA Contract: $1,729
	Lowest Annual Cost Estimate Corporate 401 Contract: $1,572	Highest Annual cost Estimate Corporate 401 Contract: $1,711

Assumes:

•    Investment of $100,000;

•    5% annual appreciation;

•    No optional benefits;

•    Fees and expenses of least expensive Fund;

•    No sales charges; and

•    No additional Purchase Payments, transfers or withdrawals.

Assumes: • Investment of $100,000; • 5% annual appreciation; • Fees and expenses for the most expensive Fund; • No sales charges; and • No additional Purchase Payments, transfers or withdrawals.
See “FEE TABLE - Periodic Fees and Expenses” and “CHARGES, FEES AND ADJUSTMENTS - Periodic Fees and Charges” in the full Contract prospectus.
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RISKS
Is There a Risk of Loss from Poor Performance?	Yes. An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Contract prospectus.
Is This a Short-Term Investment?

No. This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.You may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with Texas public institutions of higher learning.

Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties. Amounts removed from the Guaranteed Accumulation Account before the end of a Guaranteed Term may also result in a negative Market Value Adjustment. At the end of the Guaranteed Term we will reallocate your Account Value in the GAA according to your instructions. If you have not provided instructions, we will automatically reinvest the maturing investment into a guaranteed term available in the current deposit period. For contracts that distinguish between short- and long-term classifications, we will generally transfer the maturing investment to the available deposit period for the guaranteed term having the shortest maturity within the same classification. For other contracts, we will generally transfer the maturing investment in the following manner based upon availability:

•    To a guaranteed term of the same duration, if available;

•    To a guaranteed term with the next shortest duration, if available; or

•    To a guaranteed term with the next longest duration.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Contract prospectus.

What Are the Risks Associated with Investment Options?

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the Fixed Account) will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS - The Variable Investment Options” and “THE INVESTMENT OPTIONS – The Fixed Interest Options” in the full Contract prospectus.

What Are the Risks Related to the Insurance Company?

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims-paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT - The General Account” in the full Contract prospectus.

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RESTRICTIONS
Are There Limits on the Investments Options?

Yes.

•    Your plan may limit the number of investment options you may select at any one time. Please refer to your plan documents for more information;

•    Some Subaccounts and Fixed Interest Options may not be available through your plan. Please refer to your plan documents for a list of Subaccounts and Fixed Interest Options available to you;

•    Some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain investment options;

•    Not all Fixed Interest Options may be available for current or future investment;

•    There are certain restrictions on transfers from the Fixed Interest Options;

•    The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•    The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS - Selecting Investment Options and Right to Change the Separate Account,” “THE CONTRACT - Limits on Frequent or disruptive Transfers” and “OTHER TOPICS – Financial Intermediary Variations” in the full Contract prospectus.

Are There any Restrictions on Contract Optional Benefits?

Yes.

•    We may discontinue or restrict the availability of an optional benefit;

•    Benefits available to you may vary based on your plan.. Please refer to your plan documents for benefits available to you;

•    Some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain Contract benefits; and

•    If not required under your plan, we may discontinue the availability of one or all of the Systematic Distribution Options at any time and/or change the terms of future elections.

“SYSTEMATIC DISTRIBUTION OPTIONS - Availability of Systematic Distribution Options” and “OTHER TOPICS – Financial Intermediary Variations” in the full Contract prospectus.

TAXES
What Are the Contract’s Tax Implications?

•    You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•    There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•    Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS” in the full Contract prospectus.

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CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?

•    We pay compensation to broker/dealers whose registered representatives sell the Contract.

•    Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•    Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS - Contract Distribution” in the full Contract prospectus.

Should I Exchange My Contract?

Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should exchange your contract only if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Contract prospectus.

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APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The Variable Options and Fixed Interest Options available to you may vary based on employer. You should refer to your plan documents for a list of available Investment Options. Additionally, some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain investment options. For more information, see “OTHER TOPICS – Financial Intermediary Variations” in the full Contract prospectus. If you have any questions about any limitations, restrictions, or other variations related to the investment options available to you, please reach out to your financial institution or broker-dealer.

Variable Options

The following is a list of Funds available under the Contract. More information about the Funds is available in the Prospectus for this Fund, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA01718. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long- term capital appreciation.	Voya Balanced Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.58%*	11.96%	5.92%	7.16%
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high- quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%*	4.02%	3.02%	1.96%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%*	18.21%	15.46%	14.62%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	7.71%	0.15%	2.66%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The Voya Growth and Income Portfolio is only available to those Contracts that were offering the ING Opportunistic LargeCap Portfolio (Class I) as of August 20, 2010.
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Fixed Interest Options

The following is a list of Fixed Interest Options currently available under the Contract. We may change the features of the Fixed Interest Options listed below, offer new Fixed Interest Options, and terminate existing Fixed Interest Options. We will provide you with written notice before doing so.

Note: If amounts are withdrawn from the Guaranteed Accumulation Account before the end of a Guaranteed Term, we may apply a Market Value Adjustment. This may result in a significant reduction in your Account Value.

For more information about the Fixed Interest Options and the Market Value Adjustment, see “THE INVESTMENT OPTIONS – Fixed Interest Options” and “CHARGES, FEES AND ADJUSTMENTS- Market Value Adjustment.”

Name	Term*	Minimum Guaranteed Interest Rate**
Guaranteed Accumulation Account	1 month to 10 years	0.25%
The Fixed Account	N/A	1.00%

*	The terms available under your contract may vary.
**	The minimum guaranteed interest rate for your Contract is stated in your Contract, and will not be less than stated.
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This summary Prospectus incorporates by reference the full MAP II (HR 10) Contract prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2026, as amended or supplemented. You can find these documents online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA01718 for the Contract Prospectus and https://vpx.broadridge.com/getcontract1.asp?dtype=sai&cid=voyavpx&fid=NRVA01718 for the SAI. You can also obtain these documents at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

Reports and other information about the Variable Annuity Account C and Voya Retirement Insurance and Annuity Company are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifiers:  C000002959

C000275680

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